Basis of preparation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 23, 2026 USD ($) $ / shares	Dec. 31, 2025
Share price
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	2.26		2.26		2.04
Expected volatility
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0.550		0.550		0.540
Expected life (years)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	1.98		1.98		2
Risk-free interest rate (%)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0.0431		0.0431		0.0438
Dividend yield (%)
Schedule of Foreign Currency [Line Items]
Warrants and rights outstanding, measurement input	0		0		0
Pre-Funded Warrants
Schedule of Foreign Currency [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 0.00001
Canadian Dollar
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	1.42		1.42			1.37
Average foreign currency exchange rate	1.38	1.38	1.38	1.41
Euro
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	0.88		0.88			0.85
Average foreign currency exchange rate	0.86	0.88	0.86	0.91
RMB
Schedule of Foreign Currency [Line Items]
Foreign current exchange rate at period end	6.79		6.79			6.99
Average foreign currency exchange rate	6.80	7.23	6.86	7.25